Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit/(loss) for the year		€ 4,385	€ (24,906)	€ (33,680)
Adjustments for:
Depreciation		20,281	23,258	24,196
Amortization		1,090	907	917
Impairment of non-financial assets		1,188	2,450
(Gain)/loss on sale of property, plant and equipment		(2,084)	1,049
Deferred income for capital grants		(1,306)	(1,242)	(1,626)
Rent concessions		(1,515)	(1,799)
Interest expenses		4,717	5,962	5,930
Unrealised foreign exchange (gains)/losses		454	(486)	525
(Gain) from loss of control in a former subsidiary		(5,026)
Share of (profit)/loss of equity-method investees		(3,561)	(1,455)	(1,011)
Tax expense		4,389	4,341	2,335
Total adjustment		18,627	32,985	31,266
Inventories		(16,000)	4,805	14,542
Trade and other receivables		(5,847)	(7,059)	13,578
Other assets		(2,690)	1,088	(671)
Trade and other payables		13,055	17,761	(9,490)
Contract liabilities		4,019	1,080	1,004
Provisions		(4,608)	(703)	(1,523)
Other liabilities				1,273
One-time termination benefit payments		(275)	(3,849)	(3,812)
Employees’ leaving entitlement		(940)	(396)	(1,676)
Total changes		(13,286)	12,727	13,225
Cash provided by (used in) operating activities		9,726	20,806	10,811
Interest paid		(4,966)	(4,684)	(5,111)
Income taxes paid		(4,223)	(3,854)	(1,048)
Net cash provided by (used in) operating activities		537	12,268	4,652
Cash flows from investing activities:
Additions		(3,515)	(2,083)	(3,805)
Disposals		4,511	2,888	66
Intangible assets		(1,476)	(792)	(913)
Government grants received for PPE		507		1,327
Dividends from equity-accounted investees		1,744	2,335
Purchase of business, net of cash acquired		(270)
Disposal of a business, net of cash disposed of		5,515
Net cash provided by (used in) investing activities		7,016	2,348	(3,325)
Cash flows from financing activities:
Proceeds		5,873	875	4,615
Repayments		(4,788)	(2,675)	(5,980)
Short-term borrowings		6,210	6,518	(11,190)
Payment of lease liabilities		(10,090)	(9,907)	(11,960)
Dividends distribution to non-controlling interests		(545)	(388)
Capital contribution by non-controlling interests		1,324		346
Net cash provided by (used in) financing activities		(2,016)	(5,577)	(24,169)
Increase (decrease) in cash and cash equivalents		5,537	9,039	(22,842)
Cash and cash equivalents as at January 1	[1]	46,076	37,825	60,369
Effect of movements in exchange rates on cash held		636	(788)	298
Cash and cash equivalents as at December 31	[1]	€ 52,249	€ 46,076	€ 37,825

[1]	As at December 31, 2021, 2020 and 2019 cash and cash equivalents include bank overdrafts of 1,223, 2,111 and 1,974, respectively, that are repayable on demand and form an integral part of the Group’s cash management.